Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
Changes in the carrying amount of goodwill acquired through business combinations by reportable business segment are as follows:

	Canada	U.S.	Asia	Asset Management	Corporate	Total
Balance, January 1, 2019	$2,607	$1,138	$705	$775	$187	$5,412
Acquisitions	—	—	—	537	—	537
Foreign exchange rate movements	—	(55)	(29)	(31)	(2)	(117)
Balance, December 31, 2019	$2,607	$1,083	$676	$1,281	$185	$5,832
Acquisitions (Note 3)	—	—	—	278	—	278
Foreign exchange rate movements	—	(21)	(11)	(8)	2	(38)
Balance, December 31, 2020	$2,607	$1,062	$665	$1,551	$187	$6,072
The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2020	2019
Canada(1)	$2,607	$2,607
U.S. Employee benefits group	1,062	1,083
Asia	665	676
Asset Management
MFS	486	494
SLC Management - excluding InfraRed	777	787
InfraRed	288	—
Corporate
UK	187	185
Total	$6,072	$5,832

(1)     Reflects a change in presentation to combine CGUs in Canada as one group effective January 1, 2020. We have updated the prior period to reflect this change in presentation.

Disclosure of reconciliation of changes in and components of intangible assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2019	$722	$1,266	$673	$2,661
Additions	151	115	—	266
Acquisitions	—	238	—	238
Foreign exchange rate movements	(16)	(28)	(27)	(71)
Balance, December 31, 2019	$857	$1,591	$646	$3,094
Additions	230	—	—	230
Acquisitions	—	63	295	358
Disposals	(4)	(5)	—	(9)
Foreign exchange rate movements	(13)	(15)	(3)	(31)
Balance, December 31, 2020	$1,070	$1,634	$938	$3,642
Accumulated amortization and impairment losses
Balance, January 1, 2019	$(417)	$(461)	$(4)	$(882)
Amortization charge for the year	(73)	(64)	—	(137)
Impairment of intangible assets	(13)	—	(2)	(15)
Foreign exchange rate movements	15	8	—	23
Balance, December 31, 2019	$(488)	$(517)	$(6)	$(1,011)
Amortization charge for the year	(78)	(78)	—	(156)
Impairment of intangible assets	(2)	—	(9)	(11)
Foreign exchange rate movements	7	5	1	13
Balance, December 31, 2020	$(561)	$(590)	$(14)	$(1,165)
Net carrying amount, end of period:
As at December 31, 2019	$369	$1,074	$640	$2,083
As at December 31, 2020	$509	$1,044	$924	$2,477

The components of the intangible assets are as follows:

As at December 31,	2020	2019
Finite life intangible assets:
Distribution, sales potential of field force	$316	$339
Client relationships and asset administration contracts	728	735
Internally generated software	509	369
Total finite life intangible assets	1,553	1,443
Indefinite life intangible assets:
Fund management contracts(1)	924	640
Total indefinite life intangible assets	924	640
Total intangible assets	$2,477	$2,083

(1)     Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.